Average Annual Total Returns - DWS Enhanced Commodity Strategy Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax Since Inception	Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Jun. 01, 2016	(1.67%)	(1.81%)	(3.12%)	(0.71%)